Share-based payments reserve (Details 6) - shares	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Notes and other explanatory information [abstract]
Beginning balance	1,498,385	3,473,077
Restricted share units, granted	7,102,103	57,432
Restricted share units, exercised	(2,552,488)	(2,032,124)
Restricted share units, forfeited	(640,074)
Ending balance	5,407,926	1,498,385